PROPERTY, PLANT AND EQUIPMENT, NET (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	$ 631,703,582	$ 595,274,774
Less: Accumulated depreciation	(202,390,860)	(122,078,346)
Property, plant and equipment, excluding construction in process, net	429,312,722	473,196,428
Property, plant and equipment, net	469,642,822	510,069,436
Depreciation expense	80,644,322	55,104,656	30,946,035
Buildings
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	166,300,361	150,147,460
Leasehold improvements
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	4,873,232	2,742,305
Machinery
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	422,895,433	413,079,111
Furniture, fixtures and equipment
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	34,611,157	26,397,638
Motor vehicles
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	3,023,309	2,908,260
Construction in process
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, net	$ 40,330,100	$ 36,873,008